JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Assets	$ 26,677,426	$ 30,014,952
Liabilities	19,199,914	18,403,415
Change in fair value of the investment		$ 12,706
GMP Bio [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		45.00%
JV [Member]
Schedule of Equity Method Investments [Line Items]
Intangible assets net excluding goodwill	50,400,000
Assets	24,400,000
Liabilities	1,200,000
GMP Bio [Member]
Schedule of Equity Method Investments [Line Items]
Intangible assets net excluding goodwill	22,700,000
Liabilities	9,200,000	$ 6,500,000
Change in fair value of the investment		$ 13,000
Dragon Overseas [Member]
Schedule of Equity Method Investments [Line Items]
Intangible assets net excluding goodwill	$ 27,700,000